UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.31%
Aerospace & Defense - 2.54%
United Technologies Corp.	40,000	$4,686,800
Air Freight & Logistics - 1.84%
CH Robinson Worldwide, Inc.	55,000	3,395,150
Banks - 3.28%
Wells Fargo & Co.	108,000	6,043,680
Beverages - 2.67%
PepsiCo, Inc.	51,000	4,917,930
Biotechnology - 3.95%
Gilead Sciences, Inc.	65,000	7,297,550
Capital Markets - 3.31%
Franklin Resources, Inc.	47,000	2,392,770
T. Price Rowe Group, Inc.	46,000	3,711,740
		6,104,510
Chemicals - 9.81%
Ecolab, Inc.	35,000	4,012,750
LyondellBasell Industries (b)	39,000	3,942,900
Monsanto Co.	52,000	6,082,960
Praxair, Inc.	33,000	4,054,380
		18,092,990
Diversified Telecommunication Services - 6.08%
AT&T, Inc.	160,000	5,526,400
Verizon Communications, Inc.	115,000	5,685,600
		11,212,000
Electric Utilities - 4.89%
Southern Co.	125,000	5,461,250
Westar Energy, Inc.	97,000	3,556,990
		9,018,240
Energy Equipment & Services - 5.51%
National Oilwell Varco, Inc.	72,000	3,541,680
Schlumberger Ltd. (b)	73,000	6,626,210
		10,167,890
Food & Staples Retailing - 6.07%
CVS Health Corp.	63,000	6,449,940
Wal-Mart Stores, Inc.	64,000	4,753,280
		11,203,220
Food Products - 0.94%
General Mills, Inc.	31,000	1,740,650
Health Care Providers & Services - 2.44%
McKesson Corp.	19,000	4,507,370
Hotels, Restaurants & Leisure - 4.87%
McDonald's Corp.	47,000	4,508,710
Starbucks Corp.	86,000	4,468,560
		8,977,270
Industrial Conglomerates - 3.44%
General Electric Co.	233,000	6,353,910
Insurance - 3.07%
Aflac, Inc.	91,000	5,662,020
Internet Software & Services - 2.22%
Google, Inc. (a)	7,500	4,089,900
IT Services - 2.53%
Cognizant Technology Solutions Corp. (a)	72,000	4,659,840
Life Sciences Tools & Services - 0.98%
Thermo Fisher Scientific Inc.	14,000	1,814,820
Media - 3.77%
Comcast Corp.	119,000	6,956,740
Multiline Retail - 1.42%
Target Corp.	33,000	2,617,560
Multi-Utilities - 2.96%
Wisconsin Energy Corp.	113,000	5,455,640
Oil, Gas & Consumable Fuels - 4.03%
Exxon Mobil Corp.	46,000	3,919,200
Occidental Petroleum Corp.	45,000	3,518,550
		7,437,750
Pharmaceuticals - 2.98%
Johnson & Johnson	55,000	5,507,700
Road & Rail - 1.80%
Union Pacific Corp.	33,000	3,330,030
Software - 3.10%
Citrix Systems, Inc. (a)	88,000	5,720,880
Specialty Retail - 3.62%
Home Depot, Inc.	60,000	6,685,200
Technology Hardware, Storage & Peripherals - 2.24%
EMC Corp.	157,000	4,135,380
Water Utilities - 1.95%
Aqua America, Inc.	137,000	3,605,840
TOTAL COMMON STOCKS (Cost $144,552,696)		$181,398,460

SHORT-TERM INVESTMENTS - 1.27%
Other Investment Pools and Funds - 1.27%
Fidelity Institutional Money Market Portfolio 0.094% (c)	2,348,389	2,348,389
TOTAL SHORT-TERM INVESTMENTS (Cost $2,348,389)		2,348,389

Total Investments (Cost $146,901,085) - 99.58%		183,746,849
Other Assets in Excess of Liabiliies - 0.42%		781,503
TOTAL NET ASSETS - 100.00%		$184,528,352

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of May 31, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$146,901,085
Gross unrealized appreciation	$38,752,198
Gross unrealized depreciation	$(1,906,434)
Net unrealized appreciation	$36,845,764

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$181,398,460	-	-	$181,398,460
Total Equity	181,398,460	-	-	$181,398,460
Short-Term Investments	2,348,389	-	-	2,348,389
Total Investments in Securities	$183,746,849	$-	$-	$183,746,849
* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended May 31, 2015.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.34%
Auto Components - 2.56%
Gentex Corp.	69,200	$1,188,856
Beverages - 2.75%
Monster Beverage Corp. (a)	10,000	1,272,800
Capital Markets - 5.58%
Eaton Vance Corp.	28,400	1,153,040
SEI Investments Co.	24,400	1,167,296
Waddell & Reed Financial, Inc.	5,600	267,568
		2,587,904
Chemicals - 7.13%
Airgas, Inc.	9,600	978,624
Albemarle Corp.	8,000	481,200
Sherwin-Williams Co.	6,400	1,844,352
		3,304,176
Commercial Services & Supplies - 7.91%
Copart, Inc. (a)	32,100	1,110,660
Rollins, Inc.	61,500	1,526,430
Stericycle, Inc. (a)	7,500	1,029,750
		3,666,840
Distributors - 2.21%
LKQ Corp. (a)	35,800	1,022,806
Electronic Equipment, Instruments & Components - 3.07%
IPG Photonics Corp. (a)	15,000	1,422,600
Energy Equipment & Services - 8.14%
Cameron International Corp. (a)	26,500	1,360,245
FMC Technologies, Inc. (a)	31,000	1,295,490
Oceaneering International, Inc.	22,000	1,117,600
		3,773,335
Food Products - 6.43%
Flowers Foods, Inc.	50,000	1,123,000
Hershey Co.	20,000	1,857,200
		2,980,200
Health Care Equipment & Supplies - 9.88%
Edwards Lifesciences Corp. (a)	7,000	915,040
IDEXX Laboratories, Inc. (a)	12,700	1,722,120
ResMed, Inc.	33,000	1,941,060
		4,578,220
Health Care Providers & Services - 2.92%
MEDNAX, Inc. (a)	19,000	1,352,420
Household Products - 2.72%
Church & Dwight Co., Inc.	15,000	1,259,550
IT Services - 3.86%
Jack Henry & Associates, Inc.	27,500	1,789,700
Machinery - 2.74%
Valmont Industries, Inc.	10,200	1,269,390
Multiline Retail - 1.29%
Dollar Tree, Inc. (a)	8,000	599,920
Oil, Gas & Consumable Fuels - 4.42%
ONEOK, Inc.	25,000	1,048,000
World Fuel Services Corp.	20,000	1,000,600
		2,048,600
Road & Rail - 2.59%
JB Hunt Transport Services, Inc.	14,300	1,201,486
Semiconductors & Semiconductor Equipment - 6.00%
Analog Devices, Inc.	9,000	611,640
Linear Technology Corp.	23,000	1,100,550
Microchip Technology, Inc.	21,800	1,071,034
		2,783,224
Software - 6.50%
FactSet Research Systems, Inc.	7,000	1,156,190
Red Hat, Inc. (a)	24,000	1,854,480
		3,010,670
Specialty Retail - 2.44%
Tractor Supply Co.	13,000	1,132,820
Textiles, Apparel & Luxury Goods - 3.81%
Michael Kors Holdings Ltd. (a)(b)	38,000	1,767,000
Trading Companies & Distributors - 4.39%
Fastenal Co.	26,000	1,079,260
MSC Industrial Direct Co., Inc.	13,750	953,837
		2,033,097
TOTAL COMMON STOCKS (Cost $37,500,899)		$46,045,614

SHORT-TERM INVESTMENTS - 1.05%
Other Investment Pools and Funds - 1.05%
Fidelity Institutional Money Market Portfolio 0.094% (c)	485,572	485,572
TOTAL SHORT-TERM INVESTMENTS (Cost $485,572)		485,572

Total Investments (Cost $37,986,471) - 100.39%		46,531,186
Liabilities in Excess of Other Assets - (0.39%)		(179,329)
TOTAL NET ASSETS - 100.00%		$46,351,857

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of May 31, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$37,986,471
Gross unrealized appreciation	$9,955,171
Gross unrealized depreciation	$(1,410,456)
Net unrealized appreciation	$8,544,715

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approvedby the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$46,045,614	-	-	$46,045,614
Total Equity	46,045,614	-	-	46,045,614
Short-Term Investments	485,572	-	-	485,572
Total Investments in Securities	$46,531,186	$-	$-	$46,531,186

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended May 31, 2015.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                    John Buckel,  President

Date    July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
                                                     John Buckel,  President

Date    July 8, 2015

By (Signature and Title)*/s/ Jennifer Lima
                                                     Jennifer Lima, Treasurer

Date    July 8, 2015

* Print the name and title of each signing officer under his or her signature.